Intangible assets- General (Details) $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 CNY (¥)
Intangible assets
Less: accumulated amortization and impairment			¥ (3,543,000,000)		¥ (6,809,000,000)
Net book value	$ 833		6,575,000,000		5,370,000,000
Amortization of intangible assets	$ 455	¥ 2,931,000,000	2,089,000,000	¥ 315,000,000
Impairment charge		¥ 0	0	¥ 0
Non-compete agreements
Intangible assets
Gross carrying amount			3,630,000,000		4,284,000,000
Developed technology and patents
Intangible assets
Gross carrying amount			3,331,000,000		3,652,000,000
Trade names, trademarks and domain names
Intangible assets
Gross carrying amount			2,007,000,000		2,222,000,000
User base and customer relationships
Intangible assets
Gross carrying amount			855,000,000		1,234,000,000
Licenses and copyrights and others
Intangible assets
Gross carrying amount			¥ 295,000,000		¥ 787,000,000